INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated income before tax
Domestic							$ 13,870	$ 35,473	$ 39,280
Foreign							6,431	3,412	1,183
(Loss) income from operations before tax	$ (21,599)	$ 2,486	$ 7,539	$ 11,467	$ (19,113)	$ 19,006	20,301	38,885	40,463
Income tax provision
Domestic							6,637	13,626	14,358
Foreign							1,524	861	416
Total income tax provision	(8,858)	2,017	2,815	3,978	(6,841)	6,793	8,161	14,487	14,774
Income tax provision components
Current							1,598	844	430
Deferred							6,563	13,643	14,344
Total income tax provision	$ (8,858)	$ 2,017	$ 2,815	$ 3,978	$ (6,841)	$ 6,793	$ 8,161	$ 14,487	$ 14,774
Reconciliation of the federal statutory rate and the Company's effective income tax rate
Statutory federal rate (as a percent)		35.00%			35.00%	35.00%	35.00%	35.00%	35.00%
Foreign provision (as a percent)							(3.60%)	(1.00%)	(0.40%)
State/province income tax (as a percent)							0.90%	1.30%	1.70%
Non-deductible compensation cost (as a percent)							0.70%	1.10%	0.20%
Non-deductible acquistion cost (as a percent)							5.90%	0.00%	0.00%
Change in valuation allowance (as a percent)							(0.90%)	0.20%	1.00%
Adjustment to carrying value (as a percent)							1.90%	0.30%	(2.20%)
Foreign dividends and IRC Sec. 956 inclusions, net of foreign tax deduction (as a percent)							(0.10%)	0.10%	1.10%
Non-deductible expenses and other items (as a percent)							0.40%	0.30%	0.10%
Effective Income Tax Rate Reconciliation, Percent, Total	41.00%	81.20%	37.30%	34.70%	35.80%	35.70%	40.20%	37.30%	36.50%